Note 8 - Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Accrued payroll	$ 30	$ 0
Accrued audit and audit-related fees	154	150
Other current liabilities	24	8
Total other payables and accrued liabilities	$ 208	$ 158